Share based compensation - Fair Value of Equity Settled Options (Details) - Share options	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected future volatility	57.00%	32.00%
Expected dividend rate	0.00%	0.00%
Risk-free rate, minimum	0.50%	2.00%
Risk-free rate, maximum	0.80%
Expected life after vesting	2 years	2 years